Segregated Funds - Segregated Fund Types (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Percent of fixed income funds invested in diversified equities or high-yield bonds	25.00%
Bottom of range | Money market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	1.00%	1.00%
Bottom of range | Fixed income
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	10.00%	10.00%
Bottom of range | Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	40.00%	40.00%
Bottom of range | Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	40.00%	40.00%
Top of range | Money market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	5.00%	5.00%
Top of range | Fixed income
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	15.00%	15.00%
Top of range | Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	45.00%	45.00%
Top of range | Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Type of funds by percentage of total investments	45.00%	45.00%